Dividends, Bonus and Buy Back of equity shares - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions		12 Months Ended
		Mar. 31, 2019		Mar. 08, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of dividends [line items]
Cash dividends paid per equity share		₨ 1			₨ 1	₨ 3
Interim dividend		₨ 1			₨ 1	₨ 2
Bonus issue ratio				33.33%	100.00%
Par value per share				₨ 2	₨ 2	₨ 2
Bonus issue of equity shares				1,508,469,180	2,433,074,327
Bonus issue of equity shares, shares				₨ 3,016	₨ 4,866
Number of shares approved for buyback					343,750,000
Payments on buyback of shares					₨ 110,000
Payments on buyback of shares					110,312	₨ 25,000
Reduction in share capital related to buyback					687
Securities premium reserve [member]
Disclosure of dividends [line items]
Bonus issue of equity shares, shares	[1]	(795)
Payments on buyback of shares					1,656
Retained earnings [member]
Disclosure of dividends [line items]
Bonus issue of equity shares, shares		₨ (1,454)	[1]		(4,866)
Payments on buyback of shares					108,344
Capital Redemption Reserve [member]
Disclosure of dividends [line items]
Payments on buyback of shares					₨ 687

[1]	Refer Note 18